UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-476-8747

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GraniteShares ETF Trust

Semi-Annual Report

December 31, 2020

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

GraniteShares HIPS US High Income ETF

GraniteShares XOUT U.S. Large Cap ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to continue receiving paper copies of your shareholder reports and for information about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

GraniteShares ETF Trust

1

Shareholder Expense Example (Unaudited)

December 31, 2020

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2020 and held for the entire period ended December 31, 2020.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Annualized Expense Ratio for the Period	Expenses Paid During the Period(1)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Actual	$1,000.00	$1,199.80	0.25%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
GraniteShares HIPS US High Income ETF
Actual	$1,000.00	$1,204.70	0.70%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
GraniteShares XOUT U.S. Large Cap ETF
Actual	$1,000.00	$1,235.70	0.60%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(1)Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six month period).

See accompanying notes to consolidated financial statements.

2

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

December 31, 2020 (Unaudited)

Investments	Principal	Value
UNITED STATES TREASURY OBLIGATIONS – 95.9%(a)
U.S. Treasury Bill, 0.12%, 01/07/21	$2,250,000	$2,249,996
U.S. Treasury Bill, 0.09%, 01/12/21	3,200,000	3,199,979
U.S. Treasury Bill, 0.09%, 01/28/21	1,500,000	1,499,952
U.S. Treasury Bill, 0.10%, 02/02/21(b)	1,900,000	1,899,897
U.S. Treasury Bill, 0.09%, 02/09/21(b)	3,600,000	3,599,874
U.S. Treasury Bill, 0.10%, 02/16/21	2,500,000	2,499,821
U.S. Treasury Bill, 0.07%, 02/18/21	2,500,000	2,499,828
U.S. Treasury Bill, 0.08%, 02/23/21	6,000,000	5,999,562
U.S. Treasury Bill, 0.10%, 03/02/21	2,000,000	1,999,775
U.S. Treasury Bill, 0.07%, 03/04/21	5,000,000	4,999,508
U.S. Treasury Bill, 0.09%, 03/11/21(b)	3,400,000	3,399,595
U.S. Treasury Bill, 0.09%, 03/16/21(b)	7,700,000	7,699,043
U.S. Treasury Bill, 0.09%, 03/18/21(b)	3,200,000	3,199,611
U.S. Treasury Bill, 0.08%, 03/25/21	3,000,000	2,999,567
U.S. Treasury Bill, 0.10%, 04/01/21	2,000,000	1,999,662
U.S. Treasury Bill, 0.08%, 04/13/21(b)	6,300,000	6,298,831
U.S. Treasury Bill, 0.08%, 04/15/21	3,000,000	2,999,390
U.S. Treasury Bill, 0.08%, 04/20/21	4,600,000	4,599,052
U.S. Treasury Bill, 0.08%, 04/29/21	7,800,000	7,798,131
U.S. Treasury Bill, 0.08%, 05/11/21(b)	3,600,000	3,599,073
Total United States Treasury Obligations
(Cost $75,037,413)		75,040,147
Total Investments – 95.9%
(Cost $75,037,413)		75,040,147
Other Assets in Excess of Liabilities – 4.1%		3,241,693
Net Assets – 100.0%		$78,281,840

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

At December 31, 2020, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	73	1/29/2021	Long	$3,781,400	$335,920	$–
Coffee ‘C’(a)	42	3/19/2021	Long	2,019,937	167,062	–
Copper(a)	70	3/29/2021	Long	6,158,250	314,725	–
Corn(a)	214	3/12/2021	Long	5,178,800	614,587	–
Cotton No. 2(a)	30	3/09/2021	Long	1,171,800	75,965	–
Crude Oil(a)	90	2/22/2021	Long	4,376,700	145,890	–
Gasoline RBOB(a)	22	2/26/2021	Long	1,307,830	80,476	–
Gold 100 OZ(a)	61	2/24/2021	Long	11,560,110	174,030	–
KC Hard Red Winter Wheat(a)	44	3/12/2021	Long	1,327,700	94,325	–

See accompanying notes to consolidated financial statements.

3

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

December 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Lean Hogs(a)	45	2/12/2021	Long	$1,264,950	$70,280	$–
Live Cattle(a)	56	2/26/2021	Long	2,576,560	15,630	–
LME Nickel(a)	23	1/18/2021	Long	2,286,177	210,846	–
LME Nickel(a)	(23)	1/18/2021	Short	(2,286,177)	32,403	–
LME Nickel(a)	27	3/15/2021	Long	2,690,496	–	(54,831)
LME Nickel(a)	(4)	3/15/2021	Short	(398,592)	8,169	–
LME Primary Aluminum(a)	67	1/18/2021	Long	3,314,825	227,719	–
LME Primary Aluminum(a)	(67)	1/18/2021	Short	(3,314,825)	61,421	–
LME Primary Aluminum(a)	78	3/15/2021	Long	3,856,125	–	(103,044)
LME Primary Aluminum(a)	(10)	3/15/2021	Short	(494,375)	9,245	–
LME Zinc(a)	41	1/18/2021	Long	2,801,663	306,120	–
LME Zinc(a)	(41)	1/18/2021	Short	(2,801,663)	70,953	–
LME Zinc(a)	(7)	3/15/2021	Short	(481,133)	6,980	–
LME Zinc(a)	48	3/15/2021	Long	3,299,196	–	(96,821)
Low Sulphur Gasoil(a)	30	3/11/2021	Long	1,275,000	23,625	–
Natural Gas(a)	261	2/24/2021	Long	6,592,860	–	(57,350)
NY Harbour ULSD(a)	17	2/26/2021	Long	1,060,576	25,847	–
Silver(a)	29	3/29/2021	Long	3,829,740	264,485	–
Soybean(a)	85	3/12/2021	Long	5,571,750	601,437	–
Soybean Meal(a)	77	3/12/2021	Long	3,306,380	339,160	–
Soybean Oil(a)	98	3/12/2021	Long	2,493,120	254,766	–
Sugar #11(a)	140	2/26/2021	Long	2,428,832	298,211	–
Wheat (CBD)(a)	78	3/12/2021	Long	2,497,950	149,163	–
Total Futures Contracts					$4,979,440	$(312,046)
Net Unrealized Appreciation (Depreciation)					$4,667,394

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
United States Treasury Obligations	$75,040,147	$–	$–	$75,040,147
Other Investments
Futures	4,979,440	–	–	4,979,440
Total	$80,019,587	$–	$–	$80,019,587
Liability Valuation Inputs
Other Investments
Futures	$312,046	$–	$–	$312,046

As of December 31, 2020, there were no Level 3 investments held in the Fund.

See accompanying notes to consolidated financial statements.

4

GraniteShares ETF Trust

Consolidated Statement of Assets and Liabilities

December 31, 2020 (Unaudited)

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Assets:
Investments at cost	$75,037,413
Investments at value	$75,040,147
Cash	151,880
Unrealized appreciation on open futures contracts	4,979,440
Total Assets	80,171,467
Liabilities:
Distributions to shareholders	54,505
Advisory fees payable	15,591
Due to broker	1,507,485
Unrealized depreciation on open future contracts	312,046
Total Liabilities	1,889,627
Net Assets	$78,281,840

Net Assets Consist of:
Paid-in capital	$65,712,818
Distributable earnings/accumulated (loss)	12,569,022
Net Assets	$78,281,840

Shares Outstanding	3,350,000
Net Asset Value per share:	$23.37

See accompanying notes to consolidated financial statements.

5

GraniteShares ETF Trust

Consolidated Statement of Operations

December 31, 2020

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Six Months Ended December 31, 2020 (Unaudited)
Investment Income:
Interest	$37,843
Total Investment Income	37,843
Expenses:
Advisory fees	82,166
Tax fees	57
Total Expenses	82,223
Net Investment Loss	(44,380)
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	567
Futures contracts	7,779,834
Net realized gain	7,780,401
Net change in unrealized appreciation (depreciation) on:
Investments	887
Future contracts	3,618,307
Net change in unrealized appreciation	3,619,194
Net Realized and Unrealized Gain	11,399,595
Net Increase in Net Assets Resulting from Operations	$11,355,215

See accompanying notes to consolidated financial statements.

6

GraniteShares ETF Trust

Consolidated Statements of Changes in Net Assets

December 31, 2020

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
Operations:
Net investment income (loss)	$(44,380)	$828,294
Net realized gain (loss)	7,780,401	(16,618,334)
Net change in unrealized gain	3,619,194	12,668
Net Increase (Decrease) in Net Assets Resulting from Operations	11,355,215	(15,777,372)

Distributions to shareholders	(54,505)	(968,910)

From share transactions:
Proceeds from sales of shares	57,345,070	63,573,411
Cost of shares redeemed	(30,357,264)	(74,049,919)
Net increase (decrease) in net assets resulting from share transactions	26,987,806	(10,476,508)
Total Increase (Decrease) in net assets	38,288,516	(27,222,790)

Net Assets:
Beginning of period	39,993,324	67,216,114
End of period	$78,281,840	$39,993,324

Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,052,000	2,802,000
Shares sold	2,650,000	3,050,000
Shares redeemed	(1,352,000)	(3,800,000)
Shares outstanding, end of period	3,350,000	2,052,000

See accompanying notes to consolidated financial statements.

7

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares Bloomberg Commodity Broad	Six Months Ended December 31, 2020		Year Ended June 30,					For the Period May 19, 2017(a) to June 30,
Strategy No K-1 ETF	(Unaudited)		2020	2019		2018		2017
Operating Performance:
Net asset value, beginning of year/period	$19.49		$23.99	$26.09		$24.39		$25.00
Net investment income (loss)(b)	(0.01)		0.30	0.48		0.32		0.01
Net realized and unrealized gain (loss)(c)	3.91		(4.44)	(2.36)		1.43		(0.62)
Total gain (loss) from investment operations	3.90		(4.14)	(1.88)		1.75		(0.61)
Less distributions from:
Net investment income	(0.02)		(0.36)	(0.22)		(0.05)		—
Net asset value, end of year/period	$23.37		$19.49	$23.99		$26.09		$24.39
Total Return	19.98	%(e)	(17.55)%	(7.16	)%(d)	7.19	%(d)	(2.46	)%(d)(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000's)	$78,282		$39,993	$67,216		$30,052		$2,487
Ratio of net investment income (loss) to average net assets	(0.14	)%(f)	1.36%	1.99%		1.21%		0.49	%(f)
Ratio of operating expenses before waivers/reimbursements	0.25	%(f)	0.25%	0.26%		0.52%		1.85	%(f)
Ratio of net operating expenses net of waivers/reimbursements	0.25	%(f)	0.25%	0.25%		0.27%		0.30	%(f)
Portfolio turnover rate	—%		—%	—%		—%		—%

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Consolidated Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Total return would have been lower if certain fund expenses had not been reimbursed by the Advisor.
(e)	Not annualized
(f)	Annualized.

See accompanying notes to consolidated financial statements.

8

Notes to Consolidated Financial Statements

December 31, 2020

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of three investment series. GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) commenced operations on May 19, 2017. The remaining Funds in the Trust are presented separately.

2. CONSOLIDATED SUBSIDIARY

The Fund invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of the Fund’s net assets at December 31, 2020:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$14,213,590	18.2%

3. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The Fund, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund and variation margin receivable or payable. Payments received or paid by the Fund adjusts the variation margin account. When a contract is closed, the Fund records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2020 are listed in the Consolidated Schedule of Investments. As of December 31, 2020, the balance of margin payable to the broker from the Fund was $1,507,485 as presented on the Consolidated Statement of Assets and Liabilities as due to broker. At December 31, 2020 the Fund had a variation margin receivable from broker of $3,159,909. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2020.

9

Notes to Consolidated Financial Statements

December 31, 2020

4. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

5. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2020, is disclosed at the end of the Fund’s Consolidated Schedule of Investments.

6. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Fund, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Fund with overall responsibility for the portfolio management of the Fund, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of the Fund calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

10

Notes to Consolidated Financial Statements

December 31, 2020

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Fund’s Board of Trustees.

The Adviser is the only related party involved with the operations of the Fund.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) pursuant to the Fund’s Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees: Foreside Fund Services, LLC. (“Distributor”) serves as the Fund’s distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Fund; there are no plans to impose these fees. Starting on February 1, 2021, ALPS will become the Fund’s distributor.

Share Transactions

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. The Fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

7. INVESTMENT TRANSACTIONS

There were no cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended December 31, 2020.

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Fund has adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Fund’s derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2020:

Fund	Asset Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized appreciation on futures contracts	$4,979,440

Fund	Liability Derivatives:	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Unrealized depreciation on futures contracts	$312,046

11

Notes to Consolidated Financial Statements

December 31, 2020

The following is the location and the effect of derivative investments, if any, on the Fund’s Consolidated Statement of Operations, categorized by primary market risk exposure during the period ended December 31, 2020:

Fund	Realized Gain (Loss)	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$7,779,834

Fund	Change in Unrealized Gain (Loss):	Commodity Risk
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	Futures contracts	$3,618,307

The following is a summary of the average volume derivative activity for the period ended December 31, 2020:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Futures contracts:
Average notional value of contracts	$72,510,967

For the purpose of this calculation, the absolute value of quarterly outstanding notional amounts were used.

9. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the consolidated financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$36,709,837	$1,855	$(162)	$1,693

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to investments in pass through entities.

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

The Fund is “non-diversified,” meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

12

Notes to Consolidated Financial Statements

December 31, 2020

Commodity Futures: The Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments: Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities: The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

13

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

December 31, 2020 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES – 55.3%
Aberdeen Asia-Pacific Income Fund, Inc.	190,261	$846,662
Aberdeen Total Dynamic Dividend Fund	94,807	839,042
BlackRock Debt Strategies Fund, Inc.	81,781	854,611
BlackRock Enhanced Equity Dividend Trust	99,445	842,299
BlackRock Enhanced Global Dividend Trust	78,766	859,337
BlackRock Multi-Sector Income Trust	49,310	864,897
Blackstone Strategic Credit Fund	66,990	836,035
BNY Mellon High Yield Strategies Fund	277,778	833,334
Eaton Vance Limited Duration Income Fund	67,807	849,622
Invesco Dynamic Credit Opportunities Fund	80,053	859,769
Nuveen S&P 500 Buy-Write Income Fund	66,562	857,319
PGIM Global High Yield Fund, Inc.	57,276	832,220
PGIM High Yield Bond Fund, Inc.	55,297	829,455
Tekla Healthcare Investors	35,117	836,838
Western Asset Emerging Markets Debt Fund, Inc.	60,915	846,719
Total Investment Companies
(Cost $12,627,865)		12,688,159
COMMON STOCKS – 44.4%
Capital Markets – 15.0%
AllianceBernstein Holding LP(a)	6,808	229,906
Apollo Global Management, Inc.	4,719	231,137
Ares Capital Corp.	13,859	234,078
Artisan Partners Asset Management, Inc., Class A	4,574	230,255
Bain Capital Specialty Finance, Inc.	18,127	219,881
Franklin Resources, Inc.	9,187	229,583
FS KKR Capital Corp.	13,650	226,044
Golub Capital BDC, Inc.	16,469	232,872
Hercules Capital, Inc.	15,859	228,687
Main Street Capital Corp.	7,300	235,498
New Mountain Finance Corp.	19,953	226,666
Oaktree Specialty Lending Corp.	41,475	231,016
Owl Rock Capital Corp.	17,470	221,170
Prospect Capital Corp.	41,629	225,213
Sixth Street Specialty Lending, Inc.	11,006	228,374
Total Capital Markets		3,430,380
Energy Equipment & Services – 1.0%
USA Compression Partners LP(a)	17,524	238,326
Equity Real Estate Investment Trust (REIT) – 8.0%
Alexander’s, Inc.	834	231,310
Brandywine Realty Trust	19,342	230,363
Columbia Property Trust, Inc.	15,938	228,551
GEO Group, Inc. (The)	25,798	228,571
Global Net Lease, Inc.	13,559	232,401
Iron Mountain, Inc.	7,712	227,350

14

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trust (REIT) (continued)
Office Properties Income Trust	10,060	$228,563
Spirit Realty Capital, Inc.	5,742	230,656
Total Equity Real Estate Investment Trust (REIT)		1,837,765
Mortgage Real Estate Investment Trust (REIT) – 6.8%
AGNC Investment Corp.	14,505	226,278
Annaly Capital Management, Inc.	26,835	226,755
Arbor Realty Trust, Inc.	16,106	228,383
Blackstone Mortgage Trust, Inc., Class A	8,006	220,405
Chimera Investment Corp.	21,379	219,135
KKR Real Estate Finance Trust, Inc.	12,353	221,366
Starwood Property Trust, Inc.	11,530	222,529
Total Mortgage Real Estate Investment Trust (REIT)		1,564,851
Oil, Gas & Consumable Fuels – 13.6%
Antero Midstream Corp.	26,928	207,615
Black Stone Minerals LP(a)	32,424	216,592
BP Midstream Partners LP(a)	21,480	227,688
DCP Midstream LP(a)	12,149	224,999
Delek Logistics Partners LP(a)	7,625	244,000
Energy Transfer LP(a)	34,860	215,435
Equitrans Midstream Corp.	27,955	224,758
Holly Energy Partners LP(a)	16,373	232,497
MPLX LP(a)	10,306	223,125
Phillips 66 Partners LP(a)	8,288	218,886
Plains All American Pipeline LP(a)	25,309	208,546
Plains GP Holdings LP, Class A*	24,597	207,845
Shell Midstream Partners LP(a)	22,458	226,377
Sunoco LP(a)	7,913	227,736
Total Oil, Gas & Consumable Fuels		3,106,099
Total Common Stocks
(Cost $10,176,540)		10,177,421
MONEY MARKET FUND – 0.8%
BlackRock Treasury Trust, Institutional Class, 0.01%(b) (Cost $191,144)	191,144	191,144
Total Investments – 100.5%
(Cost $22,995,549)		23,056,724
Liabilities in Excess of Other Assets – (0.5)%		(114,758)
Net Assets – 100.0%		$22,941,966

*	Non-income producing security.
(a)	Master Limited Partnership (“MLP”)
(b)	Rate shown reflects the 7-day yield as of December 31, 2020.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Investment Companies	$12,688,159	$–	$–	$12,688,159
Common Stocks	10,177,421	–	–	10,177,421
Money Market Fund	191,144	–	–	191,144
Total	$23,056,724	$–	$–	$23,056,724

As of December 31, 2020, there were no Level 3 investments held in the Fund.

See accompanying notes to financial statements.

15

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%
Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	600	$56,322
Expeditors International of Washington, Inc.	670	63,724
FedEx Corp.	1,065	276,495
United Parcel Service, Inc., Class B	3,577	602,367
Total Air Freight & Logistics		998,908
Airlines – 0.1%
Southwest Airlines Co.	2,558	119,228
Auto Components – 0.1%
BorgWarner, Inc.	1,152	44,513
Automobiles – 2.7%
Tesla, Inc.*	3,664	2,585,575
Banks – 3.7%
Bank of America Corp.	37,820	1,146,324
Fifth Third Bancorp	3,076	84,805
JPMorgan Chase & Co.	12,706	1,614,552
M&T Bank Corp.	538	68,487
PNC Financial Services Group, Inc. (The)	1,896	282,504
SVB Financial Group*	228	88,425
US Bancorp	6,218	289,697
Total Banks		3,574,794
Beverages – 2.3%
Boston Beer Co., Inc. (The), Class A*	48	47,726
Coca-Cola Co. (The)	18,089	992,001
Constellation Brands, Inc., Class A	842	184,440
Monster Beverage Corp.*	2,101	194,300
PepsiCo, Inc.	5,610	831,963
Total Beverages		2,250,430
Biotechnology – 2.7%
AbbVie, Inc.	7,527	806,518
Alexion Pharmaceuticals, Inc.*	894	139,679
Amgen, Inc.	2,506	576,180
Biogen, Inc.*	677	165,770
Exelixis, Inc.*	1,560	31,309
Gilead Sciences, Inc.	5,178	301,670
Incyte Corp.*	901	78,369
Regeneron Pharmaceuticals, Inc.*	446	215,467
Vertex Pharmaceuticals, Inc.*	1,345	317,877
Total Biotechnology		2,632,839
Building Products – 0.1%
Lennox International, Inc.	158	43,287
Masco Corp.	1,096	60,204
Owens Corning	478	36,213
Total Building Products		139,704

See accompanying notes to financial statements.

16

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Capital Markets – 2.2%
BlackRock, Inc.	602	$434,367
Cboe Global Markets, Inc.	430	40,042
FactSet Research Systems, Inc.	159	52,867
Intercontinental Exchange, Inc.	2,209	254,676
MarketAxess Holdings, Inc.	150	85,584
Morgan Stanley	7,226	495,198
MSCI, Inc.	323	144,229
Nasdaq, Inc.	636	84,423
Northern Trust Corp.	829	77,213
S&P Global, Inc.	1,041	342,208
T Rowe Price Group, Inc.	922	139,581
Total Capital Markets		2,150,388
Chemicals – 0.6%
Celanese Corp.	451	58,603
FMC Corp.	495	56,890
PPG Industries, Inc.	990	142,778
Scotts Miracle-Gro Co. (The)	216	43,014
Sherwin-Williams Co. (The)	382	280,736
Total Chemicals		582,021
Commercial Services & Supplies – 0.3%
Cintas Corp.	418	147,746
Copart, Inc.*	920	117,070
Total Commercial Services & Supplies		264,816
Communications Equipment – 1.1%
Arista Networks, Inc.*	321	93,273
Cisco Systems, Inc.	17,398	778,560
F5 Networks, Inc.*	274	48,208
Juniper Networks, Inc.	1,205	27,125
Motorola Solutions, Inc.	689	117,171
Total Communications Equipment		1,064,337
Construction & Engineering – 0.0%**
Quanta Services, Inc.	582	41,916
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	280	79,512
Consumer Finance – 0.4%
American Express Co.	3,380	408,676
Containers & Packaging – 0.1%
Ball Corp.	1,290	120,202
Distributors – 0.2%
Genuine Parts Co.	617	61,965
LKQ Corp.*	1,137	40,068
Pool Corp.	151	56,248
Total Distributors		158,281

See accompanying notes to financial statements.

17

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services – 0.0%**
Service Corp. International	817	$40,115
Electrical Equipment – 0.3%
Eaton Corp. PLC	1,663	199,793
Rockwell Automation, Inc.	473	118,633
Total Electrical Equipment		318,426
Electronic Equipment, Instruments & Components – 0.7%
CDW Corp.	554	73,012
Cognex Corp.	678	54,433
Corning, Inc.	3,109	111,924
IPG Photonics Corp.*	195	43,639
Keysight Technologies, Inc.*	768	101,445
SYNNEX Corp.	247	20,116
TE Connectivity Ltd.	1,350	163,445
Trimble, Inc.*	1,033	68,973
Zebra Technologies Corp., Class A*	219	84,168
Total Electronic Equipment, Instruments & Components		721,155
Entertainment – 1.6%
Activision Blizzard, Inc.	3,147	292,199
Electronic Arts, Inc.	1,170	168,012
Netflix, Inc.*	1,800	973,314
Take-Two Interactive Software, Inc.*	430	89,350
Total Entertainment		1,522,875
Equity Real Estate Investment Trust (REIT) – 0.1%
SBA Communications Corp.	466	131,473
Food & Staples Retailing – 2.5%
Costco Wholesale Corp.	1,781	671,045
Kroger Co. (The)	3,185	101,156
Walmart, Inc.	11,509	1,659,022
Total Food & Staples Retailing		2,431,223
Food Products – 0.1%
Lamb Weston Holdings, Inc.	614	48,346
Health Care Equipment & Supplies – 4.3%
Abbott Laboratories	7,416	811,978
ABIOMED, Inc.*	193	62,570
Align Technology, Inc.*	321	171,536
Boston Scientific Corp.*	6,251	224,723
Danaher Corp.	2,893	642,651
Edwards Lifesciences Corp.*	2,438	222,419
Hologic, Inc.*	1,099	80,040
IDEXX Laboratories, Inc.*	321	160,458
Intuitive Surgical, Inc.*	477	390,234
Masimo Corp.*	231	61,996
Medtronic PLC	5,634	659,967

See accompanying notes to financial statements.

18

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Penumbra, Inc.*	125	$21,875
ResMed, Inc.	605	128,599
Stryker Corp.	1,544	378,342
Varian Medical Systems, Inc.*	368	64,404
Zimmer Biomet Holdings, Inc.	863	132,979
Total Health Care Equipment & Supplies		4,214,771
Health Care Providers & Services – 2.9%
Amedisys, Inc.*	143	41,946
AmerisourceBergen Corp.	816	79,772
Anthem, Inc.	1,043	334,897
Cardinal Health, Inc.	1,294	69,307
Centene Corp.*	2,330	139,870
Chemed Corp.	70	37,283
Cigna Corp.	1,527	317,891
DaVita, Inc.*	505	59,287
Humana, Inc.	539	221,135
Molina Healthcare, Inc.*	217	46,151
Quest Diagnostics, Inc.	537	63,994
UnitedHealth Group, Inc.	3,929	1,377,822
Total Health Care Providers & Services		2,789,355
Health Care Technology – 0.1%
Cerner Corp.	1,226	96,217
Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.*	108	149,765
Darden Restaurants, Inc.	536	63,848
Domino’s Pizza, Inc.	156	59,820
Hilton Worldwide Holdings, Inc.	1,230	136,850
McDonald’s Corp.	3,023	648,675
Starbucks Corp.	4,894	523,560
Total Hotels, Restaurants & Leisure		1,582,518
Household Durables – 0.4%
DR Horton, Inc.	1,493	102,898
Garmin Ltd.	817	97,762
Mohawk Industries, Inc.*	353	49,755
NVR, Inc.*	13	53,038
PulteGroup, Inc.	1,109	47,820
Total Household Durables		351,273
Household Products – 1.8%
Church & Dwight Co., Inc.	941	82,083
Clorox Co. (The)	492	99,345
Kimberly-Clark Corp.	1,400	188,762
Procter & Gamble Co. (The)	10,185	1,417,141
Total Household Products		1,787,331

See accompanying notes to financial statements.

19

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates – 0.4%
3M Co.	2,361	$412,679
Insurance – 0.7%
Arthur J Gallagher & Co.	751	92,906
Brown & Brown, Inc.	1,138	53,953
Marsh & McLennan Cos., Inc.	2,139	250,263
Progressive Corp. (The)	2,398	237,114
Total Insurance		634,236
Interactive Media & Services – 8.8%
Alphabet, Inc., Class A*	2,695	4,723,365
Facebook, Inc., Class A*	11,692	3,193,787
Match Group, Inc.*	1,140	172,357
Snap, Inc., Class A*	5,848	292,809
Twitter, Inc.*	3,348	181,294
Total Interactive Media & Services		8,563,612
Internet & Direct Marketing Retail – 7.4%
Amazon.com, Inc.*	1,990	6,481,291
Booking Holdings, Inc.*	179	398,681
eBay, Inc.	2,783	139,846
Etsy, Inc.*	484	86,108
Expedia Group, Inc.	604	79,970
Total Internet & Direct Marketing Retail		7,185,896
IT Services – 4.7%
Accenture PLC, Class A	2,607	680,975
Akamai Technologies, Inc.*	658	69,084
Automatic Data Processing, Inc.	1,771	312,050
Cognizant Technology Solutions Corp., Class A	2,203	180,536
Concentrix Corp.*	247	24,379
FleetCor Technologies, Inc.*	328	89,488
Gartner, Inc.*	344	55,105
Global Payments, Inc.	1,288	277,461
Jack Henry & Associates, Inc.	334	54,105
Mastercard, Inc., Class A	4,245	1,515,210
Paychex, Inc.	1,515	141,168
PayPal Holdings, Inc.*	4,637	1,085,985
VeriSign, Inc.*	476	103,006
Total IT Services		4,588,552
Life Sciences Tools & Services – 1.8%
Agilent Technologies, Inc.	1,288	152,615
Bio-Rad Laboratories, Inc., Class A*	114	66,455
Bio-Techne Corp.	169	53,666
Charles River Laboratories International, Inc.*	183	45,724
Illumina, Inc.*	615	227,550
IQVIA Holdings, Inc.*	775	138,857
Mettler-Toledo International, Inc.*	99	112,828

See accompanying notes to financial statements.

20

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	515	$73,903
Repligen Corp.*	213	40,817
Thermo Fisher Scientific, Inc.	1,589	740,124
Waters Corp.*	254	62,845
Total Life Sciences Tools & Services		1,715,384
Machinery – 1.3%
Caterpillar, Inc.	2,147	390,797
Cummins, Inc.	605	137,396
Deere & Co.	1,286	345,998
Dover Corp.	553	69,816
Fortive Corp.	1,739	123,156
Graco, Inc.	690	49,922
Pentair PLC	723	38,384
Toro Co. (The)	413	39,169
Westinghouse Air Brake Technologies Corp.	852	62,366
Total Machinery		1,257,004
Media – 1.8%
Charter Communications, Inc., Class A*	965	638,396
Comcast Corp., Class A	19,061	998,796
Discovery, Inc., Class A*	3,032	91,233
New York Times Co. (The), Class A	600	31,062
Total Media		1,759,487
Metals & Mining – 0.2%
Newmont Corp.	3,288	196,918
Multiline Retail – 0.6%
Dollar General Corp.	1,010	212,403
Target Corp.	2,020	356,591
Total Multiline Retail		568,994
Oil, Gas & Consumable Fuels – 0.0%**
Concho Resources, Inc.	734	42,829
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	9,578	594,123
Eli Lilly and Co.	4,192	707,777
Johnson & Johnson	11,054	1,739,679
Merck & Co., Inc.	10,726	877,387
Zoetis, Inc.	1,992	329,676
Total Pharmaceuticals		4,248,642
Professional Services – 0.2%
IHS Markit Ltd.	1,577	141,662
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	1,463	91,759
Road & Rail – 0.9%
JB Hunt Transport Services, Inc.	444	60,673

See accompanying notes to financial statements.

21

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Kansas City Southern	389	$79,407
Norfolk Southern Corp.	1,030	244,738
Old Dominion Freight Line, Inc.	485	94,662
Uber Technologies, Inc.*	7,919	403,869
Total Road & Rail		883,349
Semiconductors & Semiconductor Equipment – 7.0%
Advanced Micro Devices, Inc.*	5,108	468,455
Analog Devices, Inc.	1,462	215,981
Applied Materials, Inc.	3,704	319,655
Broadcom, Inc.	1,638	717,198
Intel Corp.	17,469	870,306
KLA Corp.	637	164,926
Lam Research Corp.	581	274,389
Maxim Integrated Products, Inc.	1,110	98,402
Microchip Technology, Inc.	1,061	146,535
Micron Technology, Inc.*	4,356	327,484
Monolithic Power Systems, Inc.	167	61,161
NVIDIA Corp.	2,542	1,327,432
Qorvo, Inc.*	468	77,814
QUALCOMM, Inc.	4,426	674,257
Skyworks Solutions, Inc.	709	108,392
SolarEdge Technologies, Inc.*	209	66,696
Teradyne, Inc.	625	74,931
Texas Instruments, Inc.	3,664	601,372
Universal Display Corp.	184	42,283
Xilinx, Inc.	916	129,861
Total Semiconductors & Semiconductor Equipment		6,767,530
Software – 11.9%
Adobe, Inc.*	1,947	973,734
ANSYS, Inc.*	333	121,145
Autodesk, Inc.*	864	263,814
Cadence Design Systems, Inc.*	1,085	148,026
Citrix Systems, Inc.	519	67,522
Fair Isaac Corp.*	122	62,347
Fortinet, Inc.*	616	91,494
Intuit, Inc.	1,058	401,881
Microsoft Corp.	30,152	6,706,408
NortonLifeLock, Inc.	2,565	53,301
Oracle Corp.	12,517	809,725
PTC, Inc.*	416	49,758
salesforce.com, Inc.*	3,822	850,510
ServiceNow, Inc.*	762	419,428
Splunk, Inc.*	660	112,127
Synopsys, Inc.*	596	154,507

See accompanying notes to financial statements.

22

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A*	960	$230,025
Total Software		11,515,752
Specialty Retail – 2.9%
Advance Auto Parts, Inc.	284	44,733
AutoZone, Inc.*	92	109,060
Best Buy Co., Inc.	1,055	105,278
CarMax, Inc.*	680	64,233
Home Depot, Inc. (The)	4,435	1,178,025
Lowe’s Cos., Inc.	3,023	485,222
O’Reilly Automotive, Inc.*	285	128,982
Ross Stores, Inc.	1,494	183,478
TJX Cos., Inc. (The)	5,023	343,021
Tractor Supply Co.	475	66,776
Ulta Beauty, Inc.*	225	64,611
Williams-Sonoma, Inc.	342	34,829
Total Specialty Retail		2,808,248
Technology Hardware, Storage & Peripherals – 9.5%
Apple, Inc.	67,672	8,979,398
HP, Inc.	5,590	137,458
NetApp, Inc.	961	63,656
Seagate Technology PLC	1,062	66,014
Total Technology Hardware, Storage & Peripherals		9,246,526
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc., Class B	6,589	932,146
VF Corp.	1,623	138,620
Total Textiles, Apparel & Luxury Goods		1,070,766
Trading Companies & Distributors – 0.1%
Watsco, Inc.	151	34,209
WW Grainger, Inc.	231	94,327
Total Trading Companies & Distributors		128,536
Total Common Stocks
(Cost $84,059,091)		97,079,579

See accompanying notes to financial statements.

23

GraniteShares ETF Trust

Schedule of Invesments

GraniteShares XOUT U.S. Large Cap ETF (continued)

December 31, 2020 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 0.2%
BlackRock Treasury Trust, Institutional Class,
0.01%(a)
(Cost $146,279)	146,279	$146,279
INVESTMENT COMPANY – 0.0%
iShares Core S&P 500 ETF
(Cost $33,932)	104	39,040
Total Investments – 100.1%
(Cost $84,239,302)		97,264,898
Liabilities in Excess of Other Assets – (0.1)%		(132,048)
Net Assets – 100.0%		$97,132,850

*	Non-income producing security.
**	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2020.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$97,079,579	$–	$–	$97,079,579
Money Market Fund	146,279	–	–	146,279
Investment Company	39,040	–	–	39,040
Total	$97,264,898	$–	$–	$97,264,898

As of December 31, 2020, there were no Level 3 investments held in the Fund.

See accompanying notes to financial statements.

24

GraniteShares ETF Trust

Statements of Assets and Liabilities

December 31, 2020 (Unaudited)

	GraniteShares HIPS US High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
Assets:
Investments at cost	$22,995,549	$84,239,302
Investments at value	$23,056,724	$97,264,898
Cash	—	508
Securities sold receivable	16,509,090	—
Dividends and interest receivable	166,003	44,212
Total Assets	39,731,817	97,309,618
Liabilities:
Securities purchased payable	16,595,824	—
Distributions to shareholders	182,750	127,656
Advisory fees payable	11,277	49,112
Total Liabilities	16,789,851	176,768
Net Assets	$22,941,966	$97,132,850

Net Assets Consist of:
Paid-in capital	$24,351,936	$81,347,338
Distributable earnings/accumulated (loss)	(1,409,970)	15,785,512
Net Assets	$22,941,966	$97,132,850

Shares Outstanding	1,700,000	2,700,000
Net Asset Value per share:	$13.50	$35.98

See accompanying notes to financial statements.

25

GraniteShares ETF Trust

Statements of Operations

	GraniteShares HIPS US High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
	Six Months Ended December 31, 2020 (Unaudited)	Six Months Ended December 31, 2020 (Unaudited)
Investment Income:
Dividends	$482,066	$444,084
Total Investment Income	482,066	444,084
Expenses:
Advisory fees	34,167	232,248
Tax fees	57	43
Total Expenses	34,224	232,291
Net Investment Income	447,842	211,793
Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(813,143)	(710,593)
In-Kind redemptions	—	4,252,659
Net realized (loss) gain	(813,143)	3,542,066
Net change in unrealized appreciation (depreciation) on:
Investments	2,221,149	10,508,487
Net change in unrealized appreciation	2,221,149	10,508,487
Net Realized and Unrealized Gain	1,408,006	14,050,553
Net Increase in Net Assets Resulting from Operations	$1,855,848	$14,262,346

See accompanying notes to financial statements.

26

GraniteShares ETF Trust

Statements of Changes in Net Assets

	GraniteShares HIPS US High Income ETF		GraniteShares XOUT U.S. Large Cap ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	For the Period October 4, 2019(a) to June 30, 2020
Operations:
Net investment income	$447,842	$508,468	$211,793	$124,765
Net realized gain (loss)	(813,143)	747,632	3,542,066	(688,236)
Net change in unrealized gain (loss)	2,221,149	(2,217,460)	10,508,487	2,517,109
Net Increase (Decrease) in Net Assets Resulting from Operations	1,855,848	(961,360)	14,262,346	1,953,638

Distributions to shareholders	(532,125)	(416,615)	(213,700)	(134,755)
Tax return of capital to shareholders	—	(239,135)	—	—
Total distributions to shareholders	(532,125)	(655,750)	(213,700)	(134,755)

From share transactions:
Proceeds from sales of shares	15,127,969	5,717,888	68,862,008	36,623,065
Cost of shares redeemed	—	(5,179,705)	(16,424,506)	(7,795,246)
Net increase in net assets resulting from share transactions	15,127,969	538,183	52,437,502	28,827,819
Total Increase (Decrease) in net assets	16,451,692	(1,078,927)	66,486,148	30,646,702

Net Assets:
Beginning of period	6,490,274	7,569,201	30,646,702	—
End of period	$22,941,966	$6,490,274	$97,132,850	$30,646,702

Changes in Shares Outstanding:
Shares outstanding, beginning of period	550,000	450,000	1,050,000	—
Shares sold	1,150,000	600,000	2,150,000	1,350,000
Shares redeemed	—	(500,000)	(500,000)	(300,000)
Shares outstanding, end of period	1,700,000	550,000	2,700,000	1,050,000

(a)	Commencement of operations.

See accompanying notes to financial statements.

27

GraniteShares ETF Trust

Financial Highlights

			Year Ended June 30,					Year Ended November 30,
GraniteShares HIPS US High Income ETF	Six Months Ended December 31, 2020 (Unaudited)		2020	2019		Year Ended June 30, 2018(a)		2017		2016
Operating Performance:
Net asset value, beginning of year/period	$11.80		$16.82	$17.30		$17.49		$17.41		$16.54
Net investment income(b)	0.58		0.97	0.56		0.29		0.57		0.74
Distributions of net realized gains from investments in other investment companies	–		–	–	(c)	–	(c)	–		–
Net realized and unrealized gain (loss)(d)	1.77		(4.70)	0.25		0.27		0.80		1.42
Total gain (loss) from investment operations	2.35		(3.73)	0.81		0.56		1.37		2.16
Less distributions from:
Net investment income	(0.65)		(0.82)	(0.32)		(0.58)		(0.48)		(0.85)
Tax return of capital to shareholders	—		(0.47)	(0.97)		(0.17)		(0.81)		(0.44)
Total Distributions	(0.65)		(1.29)	(1.29)		(0.75)		(1.29)		(1.29)
Net asset value, end of year/period	$13.50		$11.80	$ 16.82		$17.30		$17.49		$17.41
Total Return	20.47	%(f)	(23.20)%	4.95	%(e)	3.38	%(e)(f)	7.87	%(e)	14.02	%(e)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$22,942		$6,490	$7,569		$7,786		$10,494		$6,966
Ratio of net investment income to average net assets	9.18	%(g)	6.65%	3.33%		2.92	%(g)	3.18%		4.49%
Ratio of investment income (loss) excluding tax expense to average net assets	9.18	%(g)	6.65%	3.33%		2.92	%(g)	3.18%		4.50%
Ratio of operating expenses before waivers/reimbursements	0.70	%(g)	0.70%	0.73%		0.98	%(g)	0.75%		0.76%
Ratio of net operating expenses net of waivers/reimbursements	0.70	%(g)	0.70%	0.70%		0.70	%(g)	0.75%		0.75%
Portfolio turnover rate	167	%(f)	51%	112%		33	%(f)	88%		54%

(a)	For the period December 1, 2017 to June 30, 2018.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e)	Total return would have been lower if certain fund expenses had not been reimbursed by the Advisor.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

28

GraniteShares ETF Trust

Financial Highlights

GraniteShares XOUT U.S. Large Cap ETF	Six Months Ended December 31, 2020 (Unaudited)		For the Period October 4, 2019(a) to June 30, 2020
Operating Performance:
Net asset value, beginning of year/period	$29.19		$25.37
Net investment income(b)	0.09		0.17
Net realized and unrealized gain(c)	6.78		3.81
Total gain from investment operations	6.87		3.98
Less distributions from:
Net investment income	(0.08)		(0.15)
Net realized gains	—		(0.01)
Total Distributions	(0.08)		(0.16)
Net asset value, end of year/period	$35.98		$29.19
Total Return	23.69	%(d)	15.78	%(d)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of year/period (in 000’s)	$97,133		$30,647
Ratio of net investment income to average net assets	0.67%(e)		0.84%(e)
Ratio of operating expenses before waivers/reimbursements	0.74%(e)		0.60%(e)
Ratio of net operating expenses net of waivers/reimbursements	0.74%(e)		0.60%(e)
Portfolio turnover rate	19	%(d)	39	%(d)

(a)	Commencement of operations.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

29

GraniteShares ETF Trust

Notes to Financial Statements

December 31, 2020

1. ORGANIZATION

GraniteShares HIPS US High Income ETF (“HIPS”) and Graniteshares XOUT U.S. Large Cap ETF (“XOUT”) (each, a “Fund”, and collectively, the “Funds”) are each a diversified series of GraniteShares ETF Trust (the “Trust”), an open-end management investment company consisting of three investment series, organized as a Delaware statutory trust on November 7, 2016. The remaining Fund in the Trust is presented separately. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of HIPS and XOUT are to track the performance, before fees and expenses, of the TFMS HIPS Index and XOUT U.S. Large Cap Index (each, an “Index”, and collectively, the “Indexes”), respectively. HIPS and XOUT commenced operations on January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

Although XOUT is registered as a diversified series, it may become “non-diversified”, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and Business Development Corporations (“BDCs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Distributions received from the Funds’ investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

30

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2020

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distributes all or substantially all of their net investment income to shareholders in the form of dividends.

3. SECURITIES VALUATION

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds and open-end management investment companies are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at December 31, 2020 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by XOUT are represented by open-ended mutual funds and an open-ended management investment company.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

31

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2020

The hierarchy classification of inputs used to value each Fund’s investments at December 31, 2020, is disclosed at the end of each Fund’s Schedule of Investments.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of XOUT, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

The Adviser is the only related party involved with the operations of the Funds.

The Bank of New York Mellon serves as the Funds’ Administrator, Custodian, Accounting Agent and Transfer Agent (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Foreside Fund Services, LLC. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees. Starting on February 1, 2021, ALPS will become the Fund’s distributor.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Funds issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

32

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2020

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500 for HIPS and $750 for XOUT, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the period ended December 31, 2020, purchases and sales of securities by HIPS, excluding short-term securities and in-kind transactions, were $16,660,165 and $16,590,824, respectively. During the period ended December 31, 2020, purchases and sales of securities by XOUT, excluding short-term securities and in-kind transactions, were $14,115,913 and $14,098,497, respectively.

During the period ended December 31, 2020, in-kind transactions for HIPS associated with creations and redemptions were $15,046,095 and $-, respectively. During the period ended December 31, 2020, in-kind transactions for XOUT associated with creations and redemptions were $68,833,089 and $16,412,537, respectively.

8. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GraniteShares HIPS US High Income ETF	$8,662,203	$207,389	$(2,416,746)	$(2,209,357)
GraniteShares XOUT U.S. Large Cap ETF	28,161,601	3,475,527	(988,641)	2,486,886

9. INDEMNIFICATION

In the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

10. PRINCIPAL RISKS

In the normal course of business, the Funds makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

33

GraniteShares ETF Trust

Notes to Financial Statements (continued)

December 31, 2020

Business Development Company (“BDC”) Risk (HIPS Fund): BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by each Fund.

Closed-End Funds (“CEF”) Risk (XOUT Fund): CEF’s may carry risks similar to those of open-ended or exchange-traded funds. CEF’s are subject to market movements and volatility. Changes in interest rate levels can directly impact income generated by a CEF. Funds that have a portfolio with a significant allocation to fixed income assets, like bonds, may be more exposed to this type of risk as interest rates change. If the CEF includes foreign market investments, it will be exposed to currency, political and economic risks.

Industry Concentration Risk (XOUT Fund): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS Fund): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds’ ability to achieve its investment objective.

Investment Style Risk (XOUT Fund): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS Fund): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (XOUT Fund): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund’s investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS Fund): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

11. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

34

GraniteShares ETF Trust

Supplemental Information

Quarterly Portfolio Holdings Information

The Funds will be required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-PORT. Copies of the filings will be available without charge on the SEC’s website at www.sec.gov. You will also be able obtain copies of Form N-PORT by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment goals, risks, charges and expense before investing. A prospectus contains this and other important information. Please read carefully before investing.

Distributor, Foreside Fund Services, LLC

35

GraniteShares ETF Trust

205 Hudson Street, 7th Floor

New York, NY 10013

36

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     GraniteShares ETF Trust

By (Signature and Title)*
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date: February 26, 2021

* Print the name and title of each signing officer under his or her signature.